497(e)
                                                                      333-103199

AXA Equitable Life Insurance Company

SUPPLEMENT DATED FEBRUARY 23, 2005 TO THE VARIABLE
LIFE INSURANCE PROSPECTUSES AND SUPPLEMENTS TO
PROSPECTUSES OF AXA EQUITABLE LIFE INSURANCE COMPANY
DATED MAY 1, 2004


Paramount Life                     Incentive Life 2000
IL Protector                       Champion 2000
IL COLI                            Incentive Life
IL COLI '04                        Survivorship Incentive Life
Incentive Life Plus                Incentive Life '02
Survivorship 2000                  Survivorship Incentive Life '02

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectuses and Supplements to Prospectuses and Statements of Additional Information dated May 1, 2004 as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus, or call (212) 554-1234.

PORTFOLIOS OF THE TRUSTS

Effective February 12, 2005, references in your Prospectus to the PEA Renaissance investment option (and the corresponding portfolio that shares the same name) made available through the PIMCO Advisers VIT should be replaced with its new name, OpCap Renaissance. Also, Oppenheimer Capital LLC has replaced PEA Capital LLC as the portfolio's adviser. The change in name will not result in any changes to the fees, investment objective or investment manager shown in the Prospectus.





                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                 (212) 554-1234

EVM 421 (2/05)-NB/IF                                      Cat. No. 134903 (2/05)
                                                                          x01043